SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Total revenues	$ 172,955	$ 166,031	$ 210,751
Product Sales [Member]
Product Information [Line Items]
Total revenues	131,105	121,741	185,092
Nonrecurring Engineering [Member]
Product Information [Line Items]
Total revenues	16,007	21,713	14,291
Product Maintenance Contracts [Member]
Product Information [Line Items]
Total revenues	11,796	9,221	2,153
Professional Service Contracts [Member]
Product Information [Line Items]
Total revenues	10,814	7,473	6,796
Software Licenses [Member]
Product Information [Line Items]
Total revenues	2,757	5,607	2,012
Other [Member]
Product Information [Line Items]
Total revenues	$ 476	$ 276	$ 407